Related Party Transactions - Summary of Loans to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Balance, beginning of year	$ 57,821	$ 57,753
Additions	1,845	5,947
Transfers	(8,561)
Repayments	(8,156)	(5,879)
Balance, end of year	$ 42,949	$ 57,821